Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2020
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Maximum Amount of Accounts Receivables Sales and Amount of Sold Accounts Receivables before Maturity by Contract	The respective maximum amount of accounts receivables that could be sold under the agreement and the amount of sold, but not yet due, accounts receivables by contract are as follows:

(In millions of USD and KRW)
Classification	Financial institutions	Credit limit			Not yet due
		Contractual amount		KRW equivalent	Contractual amount		KRW equivalent
Controlling Company	Shinhan Bank	KRW USD	90,000 60	90,000 65,280	USD	— 30	— 32,657
	Sumitomo Mitsui Banking Corporation	USD	20	21,760		—	—
	MUFG Bank	KRW	17,000	17,000		—	—
		USD	160	174,080	USD	25	27,050
	BNP Paribas	USD	125	136,000	USD	25	27,249
	ING Bank	USD	90	97,920		—	—

		USD	455		USD	80
		KRW	107,000	602,040		—	86,956

Subsidiaries
LG Display Singapore Pte. Ltd.	Standard Chartered Bank	USD	300	326,400		—	—
LG Display Taiwan Co., Ltd.	BNP Paribas	USD	15	16,320		—	—
	Australia and New Zealand Banking Group Ltd.	USD	70	76,160		—	—
	KGI Bank Co., Ltd.	USD	30	32,640		—	—
LG Display Germany GmbH	BNP Paribas	USD	75	81,600	USD	75	81,551
	DZ Bank AG	USD	7	8,051	USD	7	8,051
LG Display America, Inc.	Hong Kong & Shanghai Banking Corp.	USD	400	435,200	USD	300	326,399
	Standard Chartered Bank	USD	600	652,800	USD	318	345,658
	Sumitomo Mitsui Banking Corporation	USD	200	217,600	USD	20	21,760
LG Display Japan Co., Ltd.	Chelsea Capital Corporation Tokyo Branch	USD	120	130,560		—	—

		USD	1,817	1,977,331	USD	720	783,419

		USD	2,272		USD	800
		KRW	107,000	2,579,371		—	870,375

Letters of Credit from Financial Institutions and Respective Credit Limits
As of December 31, 2020, the Controlling Company entered into agreements with financial institutions in relation to the opening of letters of credit and the respective credit limits under the agreements are as follows:

(In millions of won and USD )
	Contractual amount		KRW equivalent
KEB Hana Bank	USD	150	~~W~~	163,200
Sumitomo Mitsui Banking Corporation	USD	50		54,400
Industrial Bank of Korea	USD	100		108,800
Industrial and Commercial Bank of China	USD	200		217,600
Shinhan Bank	USD	200		217,600
KB Kookmin Bank	USD	100		108,800
MUFG Bank	USD	100		108,800
The Export–Import Bank of Korea	USD	200		217,600

	USD	1,100	~~W~~	1,196,800